Intangible Assets, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 29, 2020 CNY (¥)	Feb. 29, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Feb. 28, 2018 CNY (¥)	Feb. 29, 2020 USD ($)
Intangible Assets Net Excluding Goodwill [Abstract]
Amortization expenses of intangible assets	¥ 4,328	$ 619	¥ 3,435	¥ 0
Estimated amortization expense of intangible assets, 2021	1,915
Estimated amortization expense of intangible assets, 2022	1,842
Estimated amortization expense of intangible assets, 2023	1,140
Estimated amortization expense of intangible assets, 2024	882
Estimated amortization expense of intangible assets, 2025	756
Impairment loss for intangible assets	¥ 30,804		¥ 0	¥ 0	$ 4,406